Unaudited Interim Condensed Consolidated Statement of Profit or Loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Product sales	€ 91,020	€ 68,279
Other revenues	6,542	2,534
REVENUES	97,562	70,813
Cost of goods and services	(47,162)	(45,628)
Research and development expenses	(32,441)	(29,683)
Marketing and distribution expenses	(20,310)	(23,181)
General and administrative expenses	(19,034)	(22,847)
Gain from sale of Priority Review Voucher, net	0	90,833
Other income and expenses, net	4,555	6,357
OPERATING PROFIT/(LOSS)	(16,830)	46,663
Finance income	1,065	787
Finance expenses	(11,585)	(11,981)
Foreign exchange gain/(loss), net	7,783	(1,652)
PROFIT/(LOSS) BEFORE INCOME TAX	(19,567)	33,818
Income tax benefit/(expense)	(1,251)	158
PROFIT/(LOSS) FOR THE PERIOD	€ (20,818)	€ 33,976
EARNINGS/(LOSSES) PER SHARE
Basic earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.13)	€ 0.25
Diluted earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.13)	€ 0.24